SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee Benefit Plans (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	¥ 12,323,801	¥ 13,046,270
Cost of revenues
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	6,735,460	6,384,006
Research and development
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	192,263	197,190
Sales and marketing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	2,948,340	3,930,139
General and administrative
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	¥ 2,447,738	¥ 2,534,935